EATON VANCE MULTI-ASSET CREDIT FUND (the “Fund”)

Supplement to Statutory Prospectus and Statement of Additional Information dated March 1, 2023

1.       The following replaces the ninth paragraph in “Management and Organization” in the Fund’s statutory prospectus:

Justin H. Bourgette, Jeffrey D. Mueller, Daniel McElaney and Kelley Gerrity are the Fund’s portfolio managers. Ms. Gerrity and Messrs. Bourgette and McElaney are Vice Presidents of Eaton Vance and have been employed by the Eaton Vance organization for more than five years. Mr. Mueller is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

2.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Fund’s Statement of Additional Information:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette(1)
Registered Investment Companies(2)	5	$4,379.3	0	$0
Other Pooled Investment Vehicles	4	$598.1	0	$0
Other Accounts	2	$325.0	0	$0
Jeffrey D. Mueller(1)
Registered Investment Companies(2)	7	$7,169.2	0	$0
Other Pooled Investment Vehicles	2	$43.9	0	$0
Other Accounts	2	$718.4	0	$0
Kelley Gerrity(1)
Registered Investment Companies(2)	7	$6,084.0	0	$0
Other Pooled Investment Vehicles	1	$0	0	$0
Other Accounts	0	$0	0	$0
Daniel McElaney(3)
Registered Investment Companies	3	$1,310.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the Fund.

(3)        As of February 28, 2023.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Justin H. Bourgette	$100,001 - $500,000	$500,001 - $1,000,000
Jeffrey D. Mueller	None	None
Kelley Gerrity	None	None
Daniel McElaney(1)	None	None

(1)        As of February 28, 2023.

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